GOODWILL	12 Months Ended
Dec. 31, 2016
GOODWILL
GOODWILL

10.  GOODWILL

Goodwill, which is not tax deductible, represents the synergy effects of the business combinations. The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2016 were as follows:

	2015	2016
	RMB	RMB

Balance at beginning of year	1,892,507,708	45,690,440,903
Acquisition of Skyscanner (Note 2-“Acquisitions”)	—	9,583,716,450
Acquisition of Qunar (Note 2-“Acquisitions”)	42,980,923,491	582,240,644
Acquisition of Travelfusion (Note 2-“Acquisitions”)	687,633,024	—
Acquisition of an offline travel agency in 2014 and measurement period adjustment in 2015 (Note 2-“Acquisitions”)	945,561	—
Acquisition of a technology company focusing on hotel customer reviews in 2014 and measurement period adjustment in 2015 (Note 2-“Acquisitions”)	(33,564,000)	—
Others	161,995,119	158,787,593

Balance at end of period	45,690,440,903	56,015,185,590

Goodwill arose from the business combinations completed in the years ended December 31, 2016 has been allocated to the single reporting unit of the Group. For the years ended December 31, 2014, 2015 and 2016, the Company did not have goodwill impairment. As of December 31, 2016, there had not been any accumulated goodwill impairment provided.